Income Tax - Schedule of Variations Between the Line Item Changes in Deferred Tax Assets Against the Changes in Deferred Tax Assets in the Balance Sheet (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Changes in Balance Sheet [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Derecognition related to tax loss carryforwards recognized in prior years	$ (103)	$ (145)
Recognition related to unrecognized tax loss carryforwards	16	19
Foreign currency translation and other effects	(14)	11
Changes in deferred tax assets	(101)	(115)
Reconciliation [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards generated and not recognized during the year	38	9
Derecognition related to tax loss carryforwards recognized in prior years		0
Recognition related to unrecognized tax loss carryforwards	(498)	(460)
Foreign currency translation and other effects	0	(3)
Changes in deferred tax assets	$ (460)	$ (454)